PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$ 9,376
230	Omnicom Group, Inc.	16,546
		25,922
	AEROSPACE & DEFENSE - 2.1%
558	Boeing Company (The)(a)	116,918
240	General Dynamics Corporation	69,998
364	Howmet Aerospace, Inc.	67,751
48	Huntington Ingalls Industries, Inc.	11,590
234	L3Harris Technologies, Inc.	58,697
230	Lockheed Martin Corporation, B	106,522
174	Northrop Grumman Corporation	86,997
1,536	RTX Corporation	224,287
45	Teledyne Technologies, Inc.(a)	23,054
253	Textron, Inc.	20,313
46	TransDigm Group, Inc.	69,949
		856,076
	APPAREL & TEXTILE PRODUCTS - 0.3%
1,239	NIKE, Inc., Class B	88,018
52	Ralph Lauren Corporation	14,263
310	Tapestry, Inc.	27,221
		129,502
	ASSET MANAGEMENT - 0.8%
109	Ameriprise Financial, Inc.	58,177
120	Blackrock, Inc.	125,909
1,157	Charles Schwab Corporation (The)	105,565
264	Franklin Resources, Inc.	6,296
392	Invesco Ltd.	6,182
186	Raymond James Financial, Inc.	28,527
217	T Rowe Price Group, Inc.	20,941
		351,597
	AUTOMOTIVE - 0.3%
235	Aptiv Holdings Ltd.(a)	16,032
198	BorgWarner, Inc.	6,629
3,772	Ford Motor Company	40,926

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	AUTOMOTIVE - 0.3% (Continued)
1,149	General Motors Company	$ 56,542
		120,129
	BANKING - 4.1%
7,503	Bank of America Corporation	355,041
2,039	Citigroup, Inc.	173,560
442	Citizens Financial Group, Inc.	19,780
147	Comerica, Inc.	8,769
730	Fifth Third Bancorp	30,025
1,082	Huntington Bancshares, Inc.	18,134
2,363	JPMorgan Chase & Company	685,056
1,054	KeyCorporation	18,361
442	PNC Financial Services Group, Inc. (The)	82,398
975	Regions Financial Corporation	22,932
3,798	Wells Fargo & Company	304,296
		1,718,352
	BEVERAGES - 1.3%
3,879	Coca-Cola Company (The)	274,439
162	Constellation Brands, Inc., Class A	26,354
179	Molson Coors Beverage Company, Class B	8,608
790	Monster Beverage Corporation(a)	49,486
1,355	PepsiCo, Inc.	178,914
		537,801
	BIOTECH & PHARMA - 4.4%
1,693	AbbVie, Inc.	314,255
577	Amgen, Inc.	161,104
762	Eli Lilly & Company	594,001
2,102	Johnson & Johnson	321,081
2,403	Merck & Company, Inc.	190,221
80	Regeneron Pharmaceuticals, Inc.	42,000
258	Vertex Pharmaceuticals, Inc.(a)	114,862
359	Zoetis, Inc.	55,986
		1,793,510

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	CABLE & SATELLITE - 0.4%
4,450	Comcast Corporation, Class A	$ 158,821

	CHEMICALS - 1.5%
224	Air Products and Chemicals, Inc.	63,181
103	Albemarle Corporation	6,455
92	Avery Dennison Corporation	16,143
119	Celanese Corporation	6,584
239	CF Industries Holdings, Inc.	21,988
764	Corteva, Inc.	56,941
723	Dow, Inc.	19,145
676	DuPont de Nemours, Inc.	46,367
126	Eastman Chemical Company	9,407
506	Linde PLC	237,405
228	LyondellBasell Industries N.V., Class A	13,192
362	Mosaic Company (The)	13,206
241	PPG Industries, Inc.	27,414
252	Sherwin-Williams Company (The)	86,527
		623,955
	COMMERCIAL SUPPORT SERVICES - 0.6%
296	Cintas Corporation	65,970
211	Republic Services, Inc.	52,035
114	Robert Half, Inc.	4,680
210	Rollins, Inc.	11,848
410	Waste Management, Inc.	93,815
		228,348
	CONSTRUCTION MATERIALS - 0.2%
67	Martin Marietta Materials, Inc.	36,780
143	Vulcan Materials Company	37,298
		74,078
	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor PLC	14,061
392	International Paper Company	18,357
94	Packaging Corporation of America	17,714

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	CONTAINERS & PACKAGING - 0.2% (Continued)
314	Smurfit WestRock plc	$ 13,549
		63,681
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	35,912
82	Equinix, Inc.	65,229
		101,141
	DIVERSIFIED INDUSTRIALS - 1.9%
151	Dover Corporation	27,668
364	Eaton Corporation PLC	129,944
611	Emerson Electric Company	81,465
1,155	General Electric Company	297,284
728	Honeywell International, Inc.	169,537
296	Illinois Tool Works, Inc.	73,186
154	Pentair PLC	15,810
		794,894
	E-COMMERCE DISCRETIONARY - 4.6%
8,300	Amazon.com, Inc.(a)	1,820,938
740	eBay, Inc.	55,100
		1,876,038
	ELECTRIC UTILITIES - 2.2%
691	AES Corporation (The)	7,269
279	Alliant Energy Corporation	16,871
277	Ameren Corporation	26,603
540	American Electric Power Company, Inc.	56,030
521	CenterPoint Energy, Inc.	19,142
327	CMS Energy Corporation	22,655
298	Consolidated Edison, Inc.	29,904
341	Constellation Energy Corporation	110,062
204	DTE Energy Company	27,022
685	Duke Energy Corporation	80,830
399	Edison International	20,588
428	Entergy Corporation	35,575
1,024	Exelon Corporation	44,462
621	FirstEnergy Corporation	25,001

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	ELECTRIC UTILITIES - 2.2% (Continued)
1,908	NextEra Energy, Inc.	$ 132,454
238	NRG Energy, Inc.	38,218
815	PPL Corporation	27,620
561	Public Service Enterprise Group, Inc.	47,225
622	Sempra	47,129
1,131	Southern Company (The)	103,860
		918,520
	ELECTRICAL EQUIPMENT - 1.8%
140	A O Smith Corporation	9,180
96	Allegion plc	13,836
218	AMETEK, Inc.	39,449
1,168	Amphenol Corporation, Class A	115,340
729	Carrier Global Corporation	53,356
316	Fortive Corporation	16,473
288	GE Vernova, LLC	152,394
810	Johnson Controls International plc	85,552
193	Keysight Technologies, Inc.(a)	31,625
397	Otis Worldwide Corporation	39,311
105	Ralliant Corporation(a)	5,108
103	Rockwell Automation, Inc.	34,214
321	TE Connectivity plc	54,143
249	Trane Technologies PLC	108,915
		758,896
	ENGINEERING & CONSTRUCTION - 0.2%
134	Jacobs Solutions, Inc.	17,614
155	Quanta Services, Inc.	58,603
		76,217
	ENTERTAINMENT CONTENT - 0.3%
319	Electronic Arts, Inc.	50,944
339	Fox Corporation, Class A	18,998
154	Fox Corporation, Class B	7,951
122	Take-Two Interactive Software, Inc.(a)	29,628
		107,521

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	FOOD - 0.5%
524	Conagra Brands, Inc.	$ 10,726
649	General Mills, Inc.	33,625
168	Hershey Company (The)	27,880
269	Kellanova	21,394
635	Kraft Heinz Company (The)	16,396
139	Lamb Weston Holdings, Inc.	7,207
1,397	Mondelez International, Inc., Class A	94,213
		211,441
	GAS & WATER UTILITIES - 0.2%
201	American Water Works Company, Inc.	27,961
132	Atmos Energy Corporation	20,343
372	NiSource, Inc.	15,006
		63,310
	HEALTH CARE FACILITIES & SERVICES - 2.5%
291	Cardinal Health, Inc.	48,888
157	Cencora, Inc.	47,076
657	Centene Corporation(a)	35,662
325	Cigna Group (The)	107,439
1,386	CVS Health Corporation	95,606
88	DaVita, Inc.(a)	12,536
252	Elevance Health, Inc.	98,018
257	HCA Healthcare, Inc.	98,457
142	Henry Schein, Inc.(a)	10,373
135	Humana, Inc.	33,005
174	IQVIA Holdings, Inc.(a)	27,421
95	Labcorp Holdings, Inc.	24,938
190	McKesson Corporation	139,228
130	Quest Diagnostics, Inc.	23,352
738	UnitedHealth Group, Inc.	230,234
76	Universal Health Services, Inc., Class B	13,767
		1,046,000
	HEALTH CARE REIT - 0.3%
373	Ventas, Inc.	23,555

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	HEALTH CARE REIT - 0.3% (Continued)
410	Welltower, Inc.	$ 63,029
		86,584
	HOME CONSTRUCTION - 0.2%
274	DR Horton, Inc.	35,324
287	Masco Corporation	18,471
3	NVR, Inc.(a)	22,157
213	PulteGroup, Inc.	22,463
		98,415
	HOTEL OWNERS & DEVELOPERS - 0.0%(b)
143	Millrose Properties, Inc.(a)	4,077

	HOTEL REIT - 0.0%(b)
699	Host Hotels & Resorts, Inc.	10,737

	HOUSEHOLD PRODUCTS - 1.2%
272	Church & Dwight Company, Inc.	26,142
826	Colgate-Palmolive Company	75,083
2,385	Procter & Gamble Company (The)	379,979
		481,204
	INDUSTRIAL REIT - 0.2%
866	Prologis, Inc.	91,033

	INDUSTRIAL SUPPORT SERVICES - 0.3%
1,100	Fastenal Company	46,200
66	United Rentals, Inc.	49,724
41	WW Grainger, Inc.	42,650
		138,574
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
922	Bank of New York Mellon Corporation (The)	84,003
118	Cboe Global Markets, Inc.	27,519
387	CME Group, Inc.	106,665
326	Goldman Sachs Group, Inc. (The)	230,728
588	Intercontinental Exchange, Inc.	107,880
1,418	Morgan Stanley	199,739

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.1% (Continued)
351	Nasdaq, Inc.	$ 31,386
231	Northern Trust Corporation	29,288
384	State Street Corporation	40,835
		858,043
	INSURANCE - 4.6%
795	Aflac, Inc.	83,841
356	Allstate Corporation (The)	71,666
753	American International Group, Inc.	64,449
220	Aon PLC, Class A	78,487
164	Arthur J Gallagher & Company	52,500
67	Assurant, Inc.	13,232
1,492	Berkshire Hathaway, Inc., Class B(a)	724,769
464	Chubb Ltd.	134,430
237	Cincinnati Financial Corporation	35,294
38	Everest Group Ltd.	12,914
111	Globe Life, Inc.	13,796
396	Hartford Insurance Group, Inc. (The)	50,241
259	Loews Corporation	23,740
532	Marsh & McLennan Companies, Inc.	116,316
806	MetLife, Inc.	64,819
227	Principal Financial Group, Inc.	18,031
652	Progressive Corporation (The)	173,993
407	Prudential Financial, Inc.	43,728
293	Travelers Companies, Inc. (The)	78,389
328	W R Berkley Corporation	24,098
134	Willis Towers Watson PLC	41,071
		1,919,804
	INTERNET MEDIA & SERVICES - 6.6%
5,680	Alphabet, Inc., Class A	1,000,986
4,960	Alphabet, Inc., Class C	879,854
41	Booking Holdings, Inc.	237,359
121	Expedia Group, Inc.	20,410
463	Netflix, Inc.(a)	620,017
		2,758,626

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	LEISURE FACILITIES & SERVICES - 1.8%
369	Carnival Corporation(a)	$ 10,376
1,150	Chipotle Mexican Grill, Inc.(a)	64,573
113	Darden Restaurants, Inc.	24,631
38	Domino's Pizza, Inc.	17,123
284	Hilton Worldwide Holdings, Inc.	75,641
127	Live Nation Entertainment, Inc.(a)	19,213
258	Marriott International, Inc., Class A	70,488
707	McDonald's Corporation	206,563
475	MGM Resorts International(a)	16,335
210	Norwegian Cruise Line Holdings Ltd.(a)	4,259
166	Royal Caribbean Cruises Ltd.	51,981
1,246	Starbucks Corporation	114,171
92	Wynn Resorts Ltd.	8,618
319	Yum! Brands, Inc.	47,269
		731,241
	MACHINERY - 1.4%
581	Caterpillar, Inc.	225,550
323	Deere & Company	164,242
73	IDEX Corporation	12,817
342	Ingersoll Rand, Inc.	28,448
109	Parker-Hannifin Corporation	76,133
51	Snap-on, Inc.	15,870
205	Veralto Corporation	20,695
186	Xylem, Inc.	24,061
		567,816
	MEDICAL EQUIPMENT & DEVICES - 3.2%
1,715	Abbott Laboratories	233,257
44	ABIOMED, Inc. - CVR(a)	–
299	Agilent Technologies, Inc.	35,285
1,472	Boston Scientific Corporation(a)	158,108
192	Cooper Companies, Inc. (The)(a)	13,663
615	Danaher Corporation	121,487
376	DexCom, Inc.(a)	32,821
681	Edwards Lifesciences Corporation(a)	53,261

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.2% (Continued)
385	GE HealthCare Technologies, Inc.	$ 28,517
249	Hologic, Inc.(a)	16,225
79	IDEXX Laboratories, Inc.(a)	42,371
342	Intuitive Surgical, Inc.(a)	185,846
23	Mettler-Toledo International, Inc.(a)	27,019
139	ResMed, Inc.	35,862
83	STERIS PLC	19,938
335	Stryker Corporation	132,536
395	Thermo Fisher Scientific, Inc.	160,157
61	Waters Corporation(a)	21,291
74	West Pharmaceutical Services, Inc.	16,191
		1,333,835
	METALS & MINING - 0.1%
1,337	Freeport-McMoRan, Inc.	57,959

	OIL & GAS PRODUCERS - 3.1%
372	APA Corporation	6,804
1,850	Chevron Corporation	264,901
1,469	ConocoPhillips	131,828
411	Coterra Energy, Inc.	10,431
376	Devon Energy Corporation	11,961
160	Diamondback Energy, Inc.	21,984
573	EOG Resources, Inc.	68,537
3,598	Exxon Mobil Corporation	387,863
270	Hess Corporation	37,406
637	Marathon Petroleum Corporation	105,812
850	Occidental Petroleum Corporation	35,709
436	ONEOK, Inc.	35,591
424	Phillips 66	50,583
398	Valero Energy Corporation	53,499
1,200	Williams Companies, Inc. (The)	75,372
		1,298,281
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
649	Baker Hughes Company	24,883

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.2% (Continued)
865	Halliburton Company	$ 17,629
1,377	Schlumberger Ltd.	46,542
		89,054
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, Class A	9,095
101	News Corporation, Class B	3,465
		12,560
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	46,240

	RESIDENTIAL REIT - 0.2%
137	AvalonBay Communities, Inc.	27,880
334	Equity Residential	22,542
64	Essex Property Trust, Inc.	18,138
117	Mid-America Apartment Communities, Inc.	17,317
		85,877
	RETAIL - CONSUMER STAPLES - 2.1%
392	Costco Wholesale Corporation	388,056
247	Dollar Tree, Inc.(a)	24,463
900	Kroger Company (The)	64,557
455	Target Corporation	44,886
3,789	Walmart, Inc.	370,488
		892,450
	RETAIL - DISCRETIONARY - 2.4%
23	AutoZone, Inc.(a)	85,381
216	Bath & Body Works, Inc.	6,471
213	Best Buy Company, Inc.	14,299
149	Genuine Parts Company	18,075
1,006	Home Depot, Inc. (The)	368,841
767	Lowe's Companies, Inc.	170,174
1,125	O'Reilly Automotive, Inc.(a)	101,396
356	Ross Stores, Inc.	45,418
1,188	TJX Companies, Inc. (The)	146,706
570	Tractor Supply Company	30,079

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	RETAIL - DISCRETIONARY - 2.4% (Continued)
61	Ulta Beauty, Inc.(a)	$ 28,537
		1,015,377
	RETAIL REIT - 0.1%
69	Federal Realty Investment Trust	6,554
425	Kimco Realty Corporation	8,934
155	Regency Centers Corporation	11,041
323	Simon Property Group, Inc.	51,925
		78,454
	SELF-STORAGE REIT - 0.1%
123	Extra Space Storage, Inc.	18,135
151	Public Storage	44,306
		62,441
	SEMICONDUCTORS - 12.3%
909	Advanced Micro Devices, Inc.(a)	128,987
531	Analog Devices, Inc.	126,389
984	Applied Materials, Inc.	180,141
4,100	Broadcom, Inc.	1,130,165
153	KLA Corporation	137,048
1,350	Lam Research Corporation	131,409
432	Microchip Technology, Inc.	30,400
942	Micron Technology, Inc.	116,102
17,560	NVIDIA Corporation	2,774,304
1,140	QUALCOMM, Inc.	181,556
100	Sandisk Corporation(a)	4,535
899	Texas Instruments, Inc.	186,650
		5,127,686
	SOFTWARE - 10.8%
441	Adobe, Inc.(a)	170,614
150	Akamai Technologies, Inc.(a)	11,964
83	ANSYS, Inc.(a)	29,151
224	Autodesk, Inc.(a)	69,344
261	Cadence Design Systems, Inc.(a)	80,427
650	Fortinet, Inc.(a)	68,718
581	Gen Digital, Inc.	17,081

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	SOFTWARE - 10.8% (Continued)
246	Intuit, Inc.	$ 193,757
6,044	Microsoft Corporation	3,006,346
1,307	Oracle Corporation	285,749
95	Roper Technologies, Inc.	53,850
771	Salesforce, Inc.	210,244
169	ServiceNow, Inc.(a)	173,746
135	Synopsys, Inc.(a)	69,212
40	Tyler Technologies, Inc.(a)	23,714
		4,463,917
	SPECIALTY FINANCE - 1.0%
643	American Express Company	205,104
722	Capital One Financial Corporation	153,613
541	Synchrony Financial	36,106
		394,823
	SPECIALTY REITS - 0.1%
316	Iron Mountain, Inc.	32,412

	STEEL - 0.1%
304	Nucor Corporation	39,380

	TECHNOLOGY HARDWARE - 7.7%
12,318	Apple, Inc.	2,527,284
816	Arista Networks, Inc.(a)	83,485
4,461	Cisco Systems, Inc.	309,504
61	F5, Inc.(a)	17,954
149	Garmin Ltd.	31,099
1,288	Hewlett Packard Enterprise Company	26,340
1,352	HP, Inc.	33,070
342	Juniper Networks, Inc.	13,656
161	Motorola Solutions, Inc.	67,694
217	NetApp, Inc.	23,121
217	Seagate Technology Holdings PLC	31,320
302	Western Digital Corporation	19,325
		3,183,852

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	TECHNOLOGY SERVICES - 5.5%
643	Accenture PLC, Class A	$ 192,186
142	Amentum Holdings, Inc.(a)	3,356
435	Automatic Data Processing, Inc.	134,154
115	Broadridge Financial Solutions, Inc.	27,948
142	CDW Corporation	25,360
114	Equifax, Inc.	29,568
568	Fiserv, Inc.(a)	97,929
88	Gartner, Inc.(a)	35,571
897	International Business Machines Corporation	264,418
80	Jack Henry & Associates, Inc.	14,414
124	Leidos Holdings, Inc.	19,562
855	Mastercard, Inc., Class A	480,459
166	Moody's Corporation	83,264
83	MSCI, Inc.	47,869
311	Paychex, Inc.	45,238
293	S&P Global, Inc.	154,496
170	Verisk Analytics, Inc.	52,955
1,637	Visa, Inc., Class A	581,218
		2,289,965
	TELECOMMUNICATIONS - 0.2%
424	T-Mobile US, Inc.	101,022

	TOBACCO & CANNABIS - 1.0%
1,895	Altria Group, Inc.	111,104
1,586	Philip Morris International, Inc.	288,858
		399,962
	TRANSPORTATION & LOGISTICS - 1.3%
442	American Airlines Group, Inc.(a)	4,959
134	CH Robinson Worldwide, Inc.	12,857
2,331	CSX Corporation	76,061
620	Delta Air Lines, Inc.	30,492
179	Expeditors International of Washington, Inc.	20,451
221	FedEx Corporation	50,236
89	JB Hunt Transport Services, Inc.	12,780

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.7% (Continued)
	TRANSPORTATION & LOGISTICS - 1.3% (Continued)
253	Norfolk Southern Corporation	$ 64,760
188	Old Dominion Freight Line, Inc.	30,512
646	Union Pacific Corporation	148,631
244	United Airlines Holdings, Inc.(a)	19,430
706	United Parcel Service, Inc., Class B	71,264
		542,433
	TRANSPORTATION EQUIPMENT - 0.3%
149	Cummins, Inc.	48,798
534	PACCAR, Inc.	50,762
178	Westinghouse Air Brake Technologies Corporation	37,264
		136,824
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	32,301
526	Sysco Corporation	39,840
		72,141
	WHOLESALE - DISCRETIONARY - 0.1%
704	Copart, Inc.(a)	34,545
268	LKQ Corporation	9,919
39	Pool Corporation	11,368
		55,832

	TOTAL COMMON STOCKS (Cost $17,730,771)	42,194,681

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
1,016,931	First American Government Obligations Fund, Class X, 4.21% (Cost $1,016,931)(c)	1,016,931

	TOTAL INVESTMENTS - 104.1% (Cost $18,747,702)	$ 43,211,612
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%	(1,698,284)
	NET ASSETS - 100.0%	$ 41,513,328

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025 (Unaudited)

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.